GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 7,829,528		$ 7,862,437	$ 7,895,290
Working capital	1,050,268		1,154,009
Operating losses	$ 22,021	$ 10,326	$ 44,717	$ 2,400